Defined Benefit Plan Funded Status of Plan (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Domestic Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Prepaid benefit cost	$ 103	$ 680
Accrued benefit cost	(213)	(191)
Total benefits	(110)	489
Foreign Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Prepaid benefit cost	41	52
Accrued benefit cost	(44)	(67)
Total benefits	(3)	(15)
Domestic Healthcare Benefits
Defined Benefit Plan Disclosure [Line Items]
Accrued benefit cost	(215)	(161)
Total benefits	(215)	(161)
Foreign Healthcare Benefits
Defined Benefit Plan Disclosure [Line Items]
Accrued benefit cost	(4)	(3)
Total benefits	$ (4)	$ (3)